Finance Costs	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Finance Costs
10	FINANCE COSTS

	2021	2020	2019
	Million	Million	Million
Interest for lease liabilities	2,383	2,806	3,052
Interest paid for short-term deposits received (note 39(a))	131	170	187
Others	165	20	7

	2,679	2,996	3,246